Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Consolidated statements of comprehensive income
Net income	€ 147,061	€ 282,932	€ 475,860	€ 700,743
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI		34,785		22,849
FVOCI equity investments		11	13,647	8,687
Actuarial gain (loss) on defined benefit pension plans	48,267	50,958	32,475	291,257
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(14,445)	(15,271)	(9,537)	(87,590)
Total	33,822	70,483	36,585	235,203
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	367,067	913,140	(57,236)	2,237,453
FVOCI debt securities	(6,809)	(13,318)	(3,523)	(46,698)
Gain (loss) related to cash flow hedges	(9,901)	1,320	(6,657)	884
Cost of hedging	(249)	(1,354)	28	94
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	4,441	2,459	2,797	8,149
Total	354,549	902,247	(64,591)	2,199,882
Other comprehensive income (loss), net of tax	388,371	972,730	(28,006)	2,435,085
Total comprehensive income (loss)	535,432	1,255,662	447,854	3,135,828
Comprehensive income attributable to noncontrolling interests	95,667	141,151	172,444	362,366
Comprehensive income (loss) attributable to shareholders of FMC AG & Co. KGaA	€ 439,765	€ 1,114,511	€ 275,410	€ 2,773,462